Intangible assets	6 Months Ended
Jun. 30, 2020
Intangible assets
Intangible assets

12. Intangible assets

	30 June 2020			31 December 2019
	Goodwill	Other (1)	Total	Goodwill	Other (1)	Total
Cost	£m	£m	£m	£m	£m	£m
At 1 January	9,980	2,293	12,273	18,164	2,024	20,188
Currency translation and other adjustments	2	—	2	(180)	2	(178)
Acquisition of subsidiaries	—	—	—	1	—	1
Additions	—	133	133	—	380	380
Disposals and write-off of fully amortised assets (2)	—	(23)	(23)	(8,005)	(113)	(8,118)
At 30 June	9,982	2,403	12,385	9,980	2,293	12,273

Accumulated amortisation and impairment
At 1 January	4,373	1,278	5,651	12,558	1,014	13,572
Currency translation and other adjustments	2	1	3	(180)	1	(179)
Disposals and write-off of fully amortised assets	—	(19)	(19)	(8,005)	(72)	(8,077)
Charge for the year	—	141	141	—	291	291
Impairment of other intangible assets	—	7	7	—	44	44
At 30 June	4,375	1,408	5,783	4,373	1,278	5,651

Net book value at 30 June	5,607	995	6,602	5,607	1,015	6,622

Notes:

(1)	Principally internally generated software.
(2)	Goodwill that arose on the acquisition of ABN AMRO Holding N.V..

Intangible assets are reviewed for indicators of impairment. In 2020 £7 million (2019 - £44 million) of previously capitalised software was impaired primarily as a result of software which is no longer expected to yield future economic benefit.

NatWest Group’s goodwill acquired in business combinations, analysed by reportable segment, is reviewed annually at 31 December for impairment and, given indicators of potential impairment related to the current economic situation; it was reviewed again at 30 June.

Impairment testing involves the comparison of the carrying value of each cash-generating unit (CGU) with its recoverable amount. The carrying values of the segments reflect the equity allocations made by management which are consistent with NatWest Group's capital targets. Further refinements continue to be made to the approach.

Recoverable amount is the higher of fair value less cost of disposal and value in use. Value in use is the present value of expected future cash flows from the CGU. Fair value is the price that would be received to sell an asset in an orderly transaction between market participants. The recoverable amounts for all CGUs at 31 December 2019 were based on value in use, using management's latest five-year revenue and cost forecasts. At 30 June, the recoverable amounts for all CGUs were based on internally developed scenarios covering a range of anticipated future economic situations to establish management's best estimate of the economic conditions that will exist over the life of the asset. These are discounted cash flow projections of forecast scenarios over five years. The forecast is then extrapolated in perpetuity using a long-term growth rate to compute a terminal value, which comprises the majority of the value in use. The long-term growth rates have been based on expected nominal growth of the CGUs. The pre-tax risk discount rates are based on those observed to be applied to businesses regarded as peers of the CGUs.

Total goodwill was concluded to be recoverable at 31 December 2019 and 30 June 2020. At 30 June, alternative scenarios applied to consider the recoverability of Commercial Banking goodwill indicated that there were the possibilities of partial/full impairment for worse economic outlooks. The conclusion that Commercial Banking goodwill was recoverable reflected the current ECL outlook , management plans for costs and revenues and yield improvement in the external environment. An impairment of Commercial Banking goodwill is likely if there is further economic deterioration or other negative effects on costs and revenues.

Critical accounting policy: Goodwill

Critical estimates

Impairment testing involves a number of judgemental areas: the preparation of cash flow projections over five years; the long term growth rate used to derive the terminal value; the assessment of discount rates appropriate to each business; estimation of the fair value of the CGUs; and the valuation of separable assets of each business whose goodwill is reviewed.

The key assumptions that are applied across the five year period of the forecast for Commercial Banking and to the terminal calculation, and the recoverable amount that exceeds carrying value is presented below.

	Forecast					Assumptions		Recoverable
				Long-term effective	Capital requirements	Terminal	Pre-tax	amount exceeded
	Goodwill	ECL loss rate	C:I ratio	tax rate	CET1 ratio	growth rate	discount rate	carrying value
30 June 2020	£bn	%	%	%	%	%	%	£bn
Commercial Banking	2.6	0.36	58.7	27.0	11.5	1.6	13.7	1.6

31 December 2019
Commercial Banking	2.6	0.29	53.8	25.0	12.0	1.6	13.4	4.1

The impact on Commercial Banking VIU of reasonably possible changes to key assumptions is presented below. This reflects the sensitivity of the VIU to each key assumption on its own. It is possible that more than one favourable and/or unfavourable change may occur at the same time.

					Change to reduce
	Favourable change		Unfavourable change		headroom to nil
		Increase in VIU		Decrease in VIU
30 June 2020%		£bn	%	£bn	%
ECL loss rates	(0.16)	0.7	0.10	(0.9)	0.17
Cost:income ratio	(1.0)	2.1	4.5	(1.5)	4.6
Forecast income	5.0	1.8	(5.0)	(1.8)	(4.3)
Effective tax rate	(1.0)	0.2	1.0	(0.2)	8.3
Capital requirements - CET 1 ratio	(1.0)	0.1	1.0	(0.1)	22.3
Terminal growth rate	1.0	0.7	(1.0)	(0.5)	(3.9)
Pre-tax discount rate	(1.0)	1.4	1.0	(1.1)	1.4

31 December 2019
ECL loss rates	(0.16)	1.6	0.10	(1.0)	0.41
Cost:income ratio	(1.0)	1.6	4.5	(0.7)	12.6
Forecast income	5.0	2.1	(5.0)	(2.1)	(9.8)
Effective tax rate	(1.0)	0.2	1.0	(0.2)	17.1
Capital requirements - CET 1 ratio	(1.0)	0.2	1.0	(0.2)	22.2
Terminal growth rate	1.0	0.8	(1.0)	(0.7)	(3.1)
Pre-tax discount rate	(1.0)	2.3	1.0	(1.8)	2.7